Allowance for Credit Losses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Allowance for Credit Losses [Roll Forward]
Beginning of period	$ (64)	$ (44)	$ (64)	$ (35)
Credit loss expense	(1)	(5)	(8)	(14)
Credit loss deferral	0	(8)	0	(8)
Write-offs, net of recoveries	3	3	8	6
Foreign exchange	0	1	2	(2)
End of period	$ (62)	$ (53)	$ (62)	$ (53)